Interim Condensed Consolidated Statements of Financial Position - USD ($) $ in Thousands	Sep. 30, 2025	Dec. 31, 2024
Non-current assets
Property, plant and equipment and intangible assets	$ 7,163,561	$ 6,457,104
Right-of-use assets	283,442	263,424
Deferred tax assets	54,308	55,428
Other non-current assets	166,945	128,190
Total non-current assets	7,668,256	6,904,146
Current assets
Cash and cash equivalents	3,037,345	2,489,672
Accounts and other receivables	130,173	239,018
Inventories	98,605	91,473
Prepaid expenses and other current assets	587,750	396,376
Total current assets	3,853,873	3,216,539
Total assets	11,522,129	10,120,685
Shareholders' equity
Total shareholders' equity	803,536	(218,977)
Non-current liabilities
Long-term portion of bank loans and financial liabilities	1,291,281	1,823,657
Secured Notes	1,018,953	1,017,501
Long-term portion of Unsecured Notes	2,031,703	2,025,001
Long-term portion of lease liabilities	218,854	207,594
Other non-current liabilities	46,014	45,344
Total non-current liabilities	4,606,805	5,119,097
Current liabilities
Accounts payables	263,266	236,382
Short-term portion of bank loans and financial liabilities	1,058,408	220,116
Short-term portion of Unsecured Notes	0	249,650
Short-term portion of lease liabilities	27,179	28,944
Deferred revenue	4,320,447	4,061,344
Accrued expenses and other current liabilities	442,488	424,129
Total current liabilities	6,111,788	5,220,565
Total shareholders' equity and liabilities	$ 11,522,129	$ 10,120,685